As filed with the Securities and Exchange Commission on July 30, 2026

File Nos. 33-18647 811-05398

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No.
Post-Effective Amendment No. 99	X

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 100	X
____________________________________________

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

66 Hudson Boulevard East, 28th Floor, New York, New York 10001

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(800) 221-5672

_______________________________________________________________

Nancy E. Hay

AllianceBernstein L.P.

66 Hudson Boulevard East, 28th Floor

New York, New York 10001

(Name and address of agent for service)

Copies of communications to:

Paul M. Miller

Seward & Kissel LLP

1901 L Street, N.W.

Suite 700

Washington, D.C. 20036

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[_]	Immediately upon filing pursuant to paragraph (b)
[X]	On August 30, 2026, pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)
[_]	On (date) pursuant to paragraph (a)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 99 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 100 under the Investment Company Act of 1940, as amended), to the registration statement on Form N-1A (the “Registration Statement”) of AB Variable Products Series Fund, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until August 30, 2026, the effectiveness of Registrant’s Post-Effective Amendment No. 92 relating solely to the shares of the AB Balanced Hedged Allocation Portfolio (the “Portfolio”), filed on February 12, 2026, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 99 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 92 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 30th day of July, 2026.

AB VARIABLE PRODUCTS SERIES FUND, INC.

By: /s/ Onur Erzan
Onur Erzan
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE		TITLE	DATE

1.	Principal Executive Officer:

	/s/ Onur Erzan	President and Chief	July 30, 2026
	Onur Erzan	Executive Officer

2.	Principal Financial and
Accounting Officer:

	/s/ Stephen M. Woetzel	Principal Accounting	July 30, 2026
	Stephen M. Woetzel	Officer, Treasurer and
Chief Financial Officer

3.	Directors:

Alexander Chaloff*
R. Jay Gerken*
Jeffrey R. Holland*
Jeanette W. Loeb*
John A. Lovito*
Carol C. McMullen*
Garry L. Moody*
Emilie D. Wrapp*

*By: /s/ Stephen J. Laffey			July 30, 2026
Stephen J. Laffey
(Attorney-in-Fact)